Unaudited Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
REVENUES:
Voyage revenues (including amortization of above market acquired time charters)	$ 182,962	$ 149,442
Service revenue, net	802,197	506,279
Total Revenues (Note 15)	985,159	655,721
EXPENSES:
Voyage expenses	59,486	50,142
Vessels, drilling rigs and drillships operating expenses	392,574	287,383
Depreciation and amortization	219,935	168,418
Vessel impairment charge (Note 6)	0	43,490
Contract termination fees and other (Note 6)	0	33,293
General and administrative expenses	90,635	73,434
Legal settlements and other, net (Note 13)	870	5,390
Operating income/(loss)	221,659	(5,829)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 14)	(207,533)	(118,173)
Interest income	7,240	5,303
Gain/ (loss) on interest rate swaps (Note 10)	(12,403)	23,478
Other, net	2,538	2,689
Total other expenses, net	(210,158)	(86,703)
INCOME/(LOSS) BEFORE INCOME TAXES	11,501	(92,532)
Less: Income taxes	(23,933)	(24,575)
NET LOSS	(12,432)	(117,107)
Less: Net income attributable to non-controlling interest	(27,753)	(17,738)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(40,185)	(134,845)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 16)	$ (40,300)	$ (134,868)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS BASIC AND DILUTED (Note 16)	$ (0.10)	$ (0.35)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 16)	411,363,240	382,657,244